Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning Balance, outstanding (in shares at Dec. 31, 2013		4,176,941
Beginning Balance at Dec. 31, 2013	$ 496,892	$ 4,177	$ 77,703,338	$ (566,310)	$ (76,644,313)
Beginning Balance, issued (in shares) at Dec. 31, 2013		4,176,941
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,127,375)				(7,127,375)
Other comprehensive loss	111,138			111,138
Issuance of common stock, net of expenses (in shares)		634,679
Issuance of common stock, net of expenses	9,743,486	$ 635	9,742,851
Exercise of options for common stock (in shares)		4,000
Exercise of options for common stock	12,300	$ 4	12,296
Share based compensation (in shares)		2,381
Share based compensation	272,938	$ 2	272,936
Ending Balance, outstanding (in shares) at Dec. 31, 2014		4,818,001
Ending Balance at Dec. 31, 2014	3,509,379	$ 4,818	87,731,421	(455,172)	(83,771,688)
Ending Balance, issued (in shares) at Dec. 31, 2014		4,818,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,031,512)				(7,031,512)
Other comprehensive loss	228,740			228,740
Issuance of common stock, net of expenses (in shares)		424,269
Issuance of common stock, net of expenses	3,000,000	$ 425	2,999,575
Share based compensation (in shares)		5,334
Share based compensation	237,822	$ 5	237,817
Ending Balance, outstanding (in shares) at Dec. 31, 2015		5,247,604
Ending Balance at Dec. 31, 2015	(55,571)	$ 5,248	90,968,813	(226,432)	(90,803,200)
Ending Balance, issued (in shares) at Dec. 31, 2015		5,247,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,470,661)				(8,470,661)
Other comprehensive loss	(59,840)			(59,840)
Conversion of debt and accrued interest to common stock (in shares)		1,212,908
Conversion of debt and accrued interest to common stock	$ 10,395,833	$ 1,213	10,394,620
Exercise of options for common stock (in shares)	1,085	524
Share based compensation (in shares)		2,899
Share based compensation	$ 218,294	$ 3	218,291
Ending Balance, outstanding (in shares) (Scenario, Previously Reported) at Dec. 31, 2016		6,463,935
Ending Balance, outstanding (in shares) at Dec. 31, 2016		6,463,936
Ending Balance at Dec. 31, 2016	2,028,055	$ 6,464	101,581,724	(286,272)	(99,273,861)
Ending Balance, issued (in shares) (Scenario, Previously Reported) at Dec. 31, 2016		6,463,935
Ending Balance, issued (in shares) at Dec. 31, 2016		6,463,936
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,595,398)				(6,595,398)
Other comprehensive loss	43,084			43,084
Issuance of common stock, net of expenses (in shares)		2,421,073
Issuance of common stock, net of expenses	$ 24,989,257	$ 2,421	24,986,836
Exercise of options for common stock (in shares)	8,334	8,334
Exercise of options for common stock	$ 27,502	$ 8	27,494
Share based compensation (in shares)		1,751
Share based compensation	85,443	$ 2	85,441
Ending Balance, outstanding (in shares) at Sep. 30, 2017		8,895,094
Ending Balance at Sep. 30, 2017	$ 20,577,943	$ 8,895	$ 126,681,495	$ (243,188)	$ (105,869,259)
Ending Balance, issued (in shares) at Sep. 30, 2017		8,895,094